UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2013

Date of reporting period:	3/31/2013

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS»MUTUAL FUNDS

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SEMIANNUAL REPORT • MARCH 31, 2013

Fund Type

Small/Mid-Cap Stock

Objective

Capital growth

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of March 31, 2013, were not audited, and accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential, Jennison, the Prudential logo, the Rock symbol, and Bring Your Challenges are service marks of Prudential Financial, Inc., and its related entities, registered in many jurisdictions worldwide.

May 15, 2013

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Small Company Fund, Inc., informative and useful. The report covers performance for the six-month period that ended March 31, 2013.

We recognize that ongoing market volatility may make it a difficult time to be an investor. We continue to believe a prudent response to uncertainty is to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers* that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Small Company Fund, Inc.

*Most of Prudential Investments’ equity funds are advised by Jennison Associates LLC, Quantitative Management Associates LLC (QMA), or Prudential Real Estate Investors. Prudential Investments’ fixed income and money market funds are advised by Prudential Investment Management, Inc. (PIM) through its Prudential Fixed Income unit. Jennison Associates LLC, QMA, and PIM are registered investment advisers and Prudential Financial companies. Prudential Real Estate Investors is a unit of PIM.

Prudential Jennison Small Company Fund, Inc.	1

Your Fund’s Performance (Unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A shares have a maximum initial sales charge of 5.50%. Gross operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class Q, 0.70%; Class R, 1.61%; Class X, 1.86%; Class Z, 0.86%. Net operating expenses: Class A, 1.16%; Class B, 1.86%; Class C, 1.86%; Class Q, 0.70%; Class R, 1.36%; Class X, 1.86%; Class Z, 0.86%, after contractual reduction through 1/31/2014 for Class R shares.

Cumulative Total Returns (Without Sales Charges) as of 3/31/13
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	14.94%	13.59%	45.45%	241.70%	—
Class B	14.53	12.64	39.18	214.41	—
Class C	14.52	12.79	40.14	217.21	—
Class Q	15.16	14.15	N/A	N/A	30.67% (11/29/10)
Class R	14.80	13.42	43.60	N/A	120.75 (5/10/04)
Class X	14.59	12.51	39.57	N/A	35.82 (3/2/07)
Class Z	15.07	13.87	47.20	249.29	—
Russell 2500™ Index	16.35	17.73	54.02	218.95	—
S&P SmallCap 600 Index	14.29	16.14	55.21	220.76	—
Lipper Small-Cap Core Funds Average	14.91	14.80	46.61	193.22	—

Average Annual Total Returns (With Sales Charges) as of 3/31/13
		One Year	Five Years	Ten Years	Since Inception
Class A		7.34%	6.57%	12.44%	—
Class B		7.64	6.68	12.14	—
Class C		11.79	6.98	12.24	—
Class Q		14.15	N/A	N/A	12.12% (11/29/10)
Class R		13.42	7.51	N/A	9.31 (5/10/04)
Class X		6.51	6.43	N/A	4.91 (3/2/07)
Class Z		13.87	8.04	13.32	—
Russell 2500 Index		17.73	9.02	12.30	—
S&P SmallCap 600 Index		16.14	9.19	12.36	—
Lipper Small-Cap Core Funds Average		14.80	7.84	11.24	—

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Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

The average annual total returns take into account applicable sales charges. Class A shares are subject to a maximum front-end sales charge of 5.50% and an annual 12b-1 fee of 0.30%. Investors who purchase Class A shares in an amount of $1 million or more do not pay a front-end sales charge, but are subject to a contingent deferred sales charge (CDSC) of 1% for shares sold within 12 months of purchase. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund. Class B shares do not pay a front-end sales charge but are subject to a declining CDSC of 5%, 4%, 3%, 2%, 1%, and 1%, respectively, for the first six years after purchase and a 12b-1 fee of 1% annually. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class C shares purchased are not subject to a front-end sales charge, but charge a CDSC of 1% for Class C shares sold within 12 months from the date of purchase and an annual 12b-1 fee of 1%. Class X shares are closed to new investors. Class X shares purchased are not subject to a front-end sales charge, but charge a maximum CDSC of 6% and a 12b-1 fee of 1%. The CDSC for Class X shares decreases by 1% annually to 4% in the third and fourth years after purchase, 3% in the fifth year after purchase, 2% in the sixth and seventh years after purchase, 1% in the eighth year after purchase, and 0% in the ninth year after purchase. Class X shares convert to Class A shares on a monthly basis approximately 10 years after purchase. Class Q shares and Class Z shares are not subject to front-end sales charges, CDSCs, or 12b-1 fees. Class R shares are not subject to a front-end sales charge or a CDSC, but have a 12b-1 fee of 0.75% annually. The returns in the tables reflect the share class expense structure in effect at the close of the fiscal period. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

Russell 2500 Index

The Russell 2500 Index is an unmanaged index which measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index. Russell 2500 Index Closest Month-End to Inception cumulative total returns are 39.53% for Class Q; 108.56% for Class R; and 37.99% for Class X. Russell 2500 Index Closest Month-End to Inception average annual total returns are 15.34% for Class Q; 8.59% for Class R; and 5.44% for Class X.

S&P SmallCap 600 Index

The Standard & Poor’s SmallCap 600 Index (S&P SmallCap 600 Index) is an unmanaged, capital-weighted index of 600 smaller-company U.S. common stocks that cover all industry sectors. S&P SmallCap 600 Index Closest Month-End to Inception cumulative total returns are 41.45% for Class Q; 112.00% for Class R; and 41.08% for Class X. S&P SmallCap 600 Index Closest Month-End to Inception average annual total returns are 16.02% for Class Q; 8.79% for Class R; and 5.82% for Class X.

Lipper Small-Cap Core Funds Average

The Lipper Small-Cap Core Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Core Funds category for the periods noted. Funds in the Lipper Small-Cap Core Funds category invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000

Prudential Jennison Small Company Fund, Inc.	3

Your Fund’s Performance (continued)

securities of the S&P SuperComposite 1500 Index. Small-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P SmallCap 600 Index. Lipper Average Closest Month-End to Inception cumulative total returns are 33.52% for Class Q; 93.65% for Class R; and 30.92% for Class X. Lipper Average Closest Month-End to Inception average annual total returns are 13.12% for Class Q; 7.59% for Class R; and 4.41% for Class X.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Five Largest Holdings expressed as a percentage of net assets as of 3/31/13
Air Methods Corp., Healthcare Providers & Services	2.3%
Rosetta Resources, Inc., Oil, Gas & Consumable Fuels	1.9
White Mountains Insurance Group Ltd., Insurance	1.7
Universal Health Services, Inc. (Class B Stock), Healthcare Providers & Services	1.7
Protective Life Corp., Insurance	1.5

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 3/31/13
Healthcare Providers & Services	8.1%
Commercial Banks	7.4
Real Estate Investment Trusts	6.4
Specialty Retail	6.1
Oil, Gas & Consumable Fuels	5.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on October 1, 2012, at the beginning of the period, and held through the six-month period ended March 31, 2013. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before

Prudential Jennison Small Company Fund, Inc.	5

Fees and Expenses (continued)

expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Small Company Fund, Inc.		Beginning Account Value October 1, 2012	Ending Account Value March 31, 2013	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,149.40	1.16%	$6.22
	Hypothetical	$1,000.00	$1,019.15	1.16%	$5.84

Class B	Actual	$1,000.00	$1,145.30	1.86%	$9.95
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class C	Actual	$1,000.00	$1,145.20	1.86%	$9.95
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class Q	Actual	$1,000.00	$1,151.60	0.70%	$3.75
	Hypothetical	$1,000.00	$1,021.44	0.70%	$3.53

Class R	Actual	$1,000.00	$1,148.00	1.36%	$7.28
	Hypothetical	$1,000.00	$1,018.15	1.36%	$6.84

Class X	Actual	$1,000.00	$1,145.90	1.86%	$9.95
	Hypothetical	$1,000.00	$1,015.66	1.86%	$9.35

Class Z	Actual	$1,000.00	$1,150.70	0.86%	$4.61
	Hypothetical	$1,000.00	$1,020.64	0.86%	$4.33

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended March 31, 2013, and divided by 365 days. Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of March 31, 2013 (Unaudited)

Shares	Description	Value (Note 1)
LONG-TERM INVESTMENTS 95.2%
COMMON STOCKS

Aerospace & Defense 0.5%
8,575	Exelis, Inc.	$93,382
1,990	Moog, Inc. (Class A Stock)*	91,202
204,006	Teledyne Technologies, Inc.*	16,002,230

		16,186,814

Air Freight & Logistics
2,801	Hub Group, Inc. (Class A Stock)*	107,726

Biotechnology 0.7%
1,180,953	Amarin Corp. PLC (Ireland), ADR*(a)	8,750,862
2,162	BioMarin Pharmaceutical, Inc.*	134,606
306,596	Cepheid, Inc.*(a)	11,764,088

		20,649,556

Capital Markets 2.9%
105,609	Artisan Partners Asset Management, Inc.*	4,166,275
761,853	Eaton Vance Corp.(a)	31,868,311
442,803	Evercore Partners, Inc. (Class A Stock)	18,420,605
722,152	Waddell & Reed Financial, Inc. (Class A Stock)	31,615,814

		86,071,005

Chemicals 1.3%
341,945	Albemarle Corp.	21,378,401
866,193	Intrepid Potash, Inc.	16,249,781
3,742	Omnova Solutions, Inc.*	28,701

		37,656,883

Commercial Banks 7.4%
447,528	Bank of the Ozarks, Inc.	19,847,867
506,137	BOK Financial Corp.	31,532,335
6,841	Capital Bank Financial Corp. (Class A Stock)*	117,392
1,147,510	East West Bancorp, Inc.	29,456,582
730,070	First Republic Bank	28,195,303
389,168	Pinnacle Financial Partners, Inc.*	9,090,965
811,196	Prosperity Bancshares, Inc.	38,442,578
342,091	Signature Bank*(a)	26,943,087
935,001	Wintrust Financial Corp.(a)	34,632,437

		218,258,546

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	7

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Commercial Services & Supplies 2.2%
792,303	Mobile Mini, Inc.*	$23,317,478
623,044	Waste Connections, Inc.(a)	22,417,123
1,033,033	West Corp.*(a)	19,823,903

		65,558,504

Communications Equipment 1.2%
977,824	Finisar Corp.*(a)	12,897,499
630,124	NETGEAR, Inc.*(a)	21,115,455

		34,012,954

Construction & Engineering 0.7%
3,166,738	Great Lakes Dredge & Dock Corp.	21,312,147

Diversified Telecommunication Services 3.0%
918,322	Cogent Communications Group, Inc.(a)	24,243,701
4,865,697	Frontier Communications Corp.(a)	19,365,474
650,120	Lumos Networks Corp.	8,763,618
1,452,771	tw telecom, Inc.*(a)	36,595,301

		88,968,094

Electric Utilities 1.1%
349,680	ITC Holdings Corp.(a)	31,212,437

Electrical Equipment 0.7%
549,524	Polypore International, Inc.*(a)	22,079,874

Electronic Equipment & Instruments 0.5%
1,243	Anixter International, Inc.	86,911
538,818	FLIR Systems, Inc.(a)	14,014,656

		14,101,567

Energy Equipment & Services 2.4%
477,354	Dresser-Rand Group, Inc.*(a)	29,433,648
299,359	Dril-Quip, Inc.*	26,095,124
617,993	Superior Energy Services, Inc.*	16,049,278

		71,578,050

Food & Staples Retailing 2.0%
701,734	Harris Teeter Supermarkets, Inc.(a)	29,971,059
13,298	Susser Holdings Corp.*	679,661
555,982	United Natural Foods, Inc.*(a)	27,354,314

		58,005,034

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Food Products 2.8%
1,336,794	Adecoagro SA*	$10,279,946
4,450	Darling International, Inc.*	79,922
1,428,108	Dean Foods Co.*	25,891,598
518,671	Hain Celestial Group, Inc. (The)*(a)	31,680,425
1,879,032	SunOpta, Inc.*(a)	13,529,030

		81,460,921

Healthcare Equipment & Supplies 1.1%
5,179	Hologic, Inc.*	117,045
1,196,831	Insulet Corp.*(a)	30,950,050

		31,067,095

Healthcare Providers & Services 8.1%
2,005	Acadia Healthcare Co., Inc.*	58,927
1,427,712	Air Methods Corp.(a)	68,872,827
1,247,232	Bio-Reference Labs, Inc.*(a)	32,403,087
2,198	Catamaran Corp.*	116,560
782,062	Centene Corp.*	34,442,011
2,797	LifePoint Hospitals, Inc.*	135,543
226,082	MWI Veterinary Supply, Inc.*(a)	29,901,605
594,150	Team Health Holdings, Inc.*	21,615,177
776,369	Universal Health Services, Inc. (Class B Stock)	49,586,688

		237,132,425

Hotels, Restaurants & Leisure 3.2%
654,772	Bloomin’ Brands, Inc.*(a)	11,700,776
1,111,249	Cheesecake Factory, Inc. (The)(a)	42,905,324
725	Panera Bread Co. (Class A Stock)*	119,799
7,380	Pinnacle Entertainment, Inc.*	107,896
6,542	Texas Roadhouse, Inc.	132,083
609,464	Vail Resorts, Inc.	37,981,796

		92,947,674

Insurance 4.9%
1,249,434	Protective Life Corp.	44,729,737
403,407	StanCorp Financial Group, Inc.	17,249,683
2,305,028	Symetra Financial Corp.	30,910,426
3,284	Validus Holdings Ltd.	122,723
87,734	White Mountains Insurance Group Ltd.	49,755,706
2,927	WR Berkley Corp.	129,871

		142,898,146

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	9

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Internet & Catalog Retail 0.3%
131	Netflix, Inc.*(a)	$24,813
1,274,396	Vitacost.com, Inc.*(a)	9,213,883

		9,238,696

Internet Software & Services 0.8%
850,232	ExactTarget, Inc.*(a)	19,784,899
8,236	Marin Software, Inc.*	135,317
683,713	Millennial Media, Inc.*	4,341,578

		24,261,794

IT Services 4.1%
186	Alliance Data Systems Corp.*(a)	30,112
457,315	Gartner, Inc.*	24,882,509
557,664	Global Payments, Inc.(a)	27,693,594
834,975	InterXion Holding NV*	20,223,095
1,248,149	Vantiv, Inc. (Class A Stock)*	29,631,057
232,536	WEX, Inc.*(a)	18,254,076

		120,714,443

Life Sciences Tools & Services 1.4%
1,223,314	Bruker Corp.*	23,365,298
981,973	Fluidigm Corp.*(a)	18,176,320

		41,541,618

Machinery 4.3%
3,810	AGCO Corp.	198,577
338,060	CIRCOR International, Inc.	14,367,550
331,299	Crane Co.	18,506,362
634,852	IDEX Corp.	33,913,794
217,295	Nordson Corp.	14,330,605
517,453	RBC Bearings, Inc.*	26,162,424
504,067	Woodward, Inc.	20,041,704

		127,521,016

Marine 0.7%
259,095	Kirby Corp.*(a)	19,898,496

Media 1.1%
987,750	Cinemark Holdings, Inc.	29,079,360
126,331	Imax Corp. (Canada)*(a)	3,376,828

		32,456,188

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Metals & Mining 1.7%
2,328	A.M. Castle & Co.*	$40,740
195,805	Compass Minerals International, Inc.	15,449,014
27,762	Hecla Mining Co.	109,660
3,409,746	McEwen Mining, Inc.*(a)	9,751,874
346,043	Reliance Steel & Aluminum Co.	24,627,880

		49,979,168

Oil, Gas & Consumable Fuels 5.2%
610,711	Bonanza Creek Energy, Inc.*	23,616,194
1,469	Cheniere Energy, Inc.*	41,132
566	HollyFrontier Corp.	29,121
19,383	Kodiak Oil & Gas Corp.*	176,191
116,354	PDC Energy, Inc.*	5,767,668
1,154,141	Rosetta Resources, Inc.*(a)	54,914,029
489,775	SemGroup Corp. (Class A Stock)	25,331,163
411,013	Targa Resources Corp.	27,932,444
304,474	Whiting Petroleum Corp.*	15,479,458

		153,287,400

Personal Products
1,614	Herbalife Ltd.(a)	60,444

Pharmaceuticals 0.7%
685,234	Pacira Pharmaceuticals, Inc.*(a)	19,775,853
1,667	Sagent Pharmaceuticals, Inc.*	29,256

		19,805,109

Professional Services 2.3%
547,102	Corporate Executive Board Co. (The)	31,819,452
566,329	FTI Consulting, Inc.*(a)	21,327,950
1,911	Huron Consulting Group, Inc.*	77,052
802,356	Korn/Ferry International*	14,330,078

		67,554,532

Real Estate Investment Trusts 6.4%
1,037,229	Capstead Mortgage Corp.	13,297,276
6,026,801	Chimera Investment Corp.	19,225,495
617,276	Colony Financial, Inc.	13,703,527
668,732	CreXus Investment Corp.	8,706,890
4,878	Douglas Emmett, Inc.	121,608

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	11

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Real Estate Investment Trusts (cont’d.)
3,308	First Potomac Realty Trust	$49,058
3,839,460	Hersha Hospitality Trust	22,422,446
3,915,127	MFA Financial, Inc.	36,488,984
659,149	Pebblebrook Hotel Trust	16,999,453
193,154	PS Business Parks, Inc.	15,243,714
623,671	Starwood Property Trust, Inc.	17,313,107
2,400,770	Summit Hotel Properties, Inc.	25,136,062

		188,707,620

Road & Rail 1.1%
1,455	Genesee & Wyoming, Inc. (Class A Stock)*	135,475
1,432,502	Heartland Express, Inc.	19,109,577
575,514	Roadrunner Transportation Systems, Inc.*	13,236,822

		32,481,874

Semiconductors & Semiconductor Equipment 4.3%
1,043,109	ATMI, Inc.*	23,396,935
1,030,259	Cavium, Inc.*(a)	39,984,351
419,139	Hittite Microwave Corp.*	25,383,058
895,539	Power Integrations, Inc.	38,875,348

		127,639,692

Software 3.3%
663,060	BroadSoft, Inc.*(a)	17,551,198
8,304	Cadence Design Systems, Inc.*(a)	115,675
356,011	CommVault Systems, Inc.*	29,185,782
3,069	Netscout Systems, Inc.*	75,405
970,625	QLIK Technologies, Inc.*	25,071,244
409,668	SolarWinds, Inc.*	24,211,379
1,206	Ultimate Software Group, Inc.*	125,617

		96,336,300

Specialty Retail 6.1%
1,106,040	American Eagle Outfitters, Inc.	20,682,948
582,953	Asbury Automotive Group, Inc.*	21,388,546
497,058	Ascena Retail Group, Inc.*(a)	9,220,426
1,458,118	Chico’s FAS, Inc.	24,496,383
2,078	Dick’s Sporting Goods, Inc.	98,289
231,844	DSW, Inc. (Class A Stock)(a)	14,791,647
1,263,689	Express, Inc.*	22,506,301

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)
COMMON STOCKS (Continued)

Specialty Retail (cont’d.)
841,972	Mattress Firm Holding Corp.*(a)	$29,081,713
1,614,293	Pier 1 Imports, Inc.	37,128,739
1,248	Ulta Salon, Cosmetics & Fragrance, Inc.*(a)	101,300
2,730	Urban Outfitters, Inc.*	105,760

		179,602,052

Textiles, Apparel & Luxury Goods 1.8%
200,833	Deckers Outdoor Corp.*(a)	11,184,390
215,008	PVH Corp.	22,965,004
806,675	Vera Bradley, Inc.*(a)	19,061,730

		53,211,124

Thrifts & Mortgage Finance 0.4%
5,167	Brookline Bancorp, Inc.	47,226
229,309	WSFS Financial Corp.	11,153,590

		11,200,816

Water Utilities 0.6%
535,839	Aqua America, Inc.	16,846,778

Wireless Telecommunication Services 1.9%
2,333,278	NII Holdings, Inc.*	10,103,094
838,145	NTELOS Holdings Corp.	10,736,637
480,033	SBA Communications Corp. (Class A Stock)*(a)	34,571,977

		55,411,708

	TOTAL LONG-TERM INVESTMENTS (cost $2,053,611,908)	2,799,022,320

SHORT-TERM INVESTMENT 20.9%

Affiliated Money Market Mutual Fund
614,105,612	Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund (cost $614,105,612; includes $495,998,267 of cash collateral received for securities on loan) (Note 3)(b)(c)	614,105,612

	TOTAL INVESTMENTS 116.1% (cost $2,667,717,520; Note 5)	3,413,127,932
	Liabilities in excess of other assets (16.1%)	(472,495,468)

	NET ASSETS 100.0%	$2,940,632,464

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	13

Portfolio of Investments

as of March 31, 2013 (Unaudited) continued

The following abbreviation is used in the portfolio descriptions:

ADR—American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $482,175,484; cash collateral of $495,998,267 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3—significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2013 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$2,799,022,320	$—	$—
Affiliated Money Market Mutual Fund	614,105,612	—	—

Total	$3,413,127,932	$—	$—

See Notes to Financial Statements.

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The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of March 31, 2013 was as follows:

Affiliated Money Market Mutual Fund (including 16.9% of collateral received for securities on loan)	20.9%
Healthcare Providers & Services	8.1
Commercial Banks	7.4
Real Estate Investment Trusts	6.4
Specialty Retail	6.1
Oil, Gas & Consumable Fuels	5.2
Insurance	4.9
Machinery	4.3
Semiconductors & Semiconductor Equipment	4.3
IT Services	4.1
Software	3.3
Hotels, Restaurants & Leisure	3.2
Diversified Telecommunication Services	3.0
Capital Markets	2.9
Food Products	2.8
Energy Equipment & Services	2.4
Professional Services	2.3
Commercial Services & Supplies	2.2
Food & Staples Retailing	2.0
Wireless Telecommunication Services	1.9
Textiles, Apparel & Luxury Goods	1.8
Metals & Mining	1.7%
Life Sciences Tools & Services	1.4
Chemicals	1.3
Communications Equipment	1.2
Electric Utilities	1.1
Healthcare Equipment & Supplies	1.1
Media	1.1
Road & Rail	1.1
Internet Software & Services	0.8
Biotechnology	0.7
Construction & Engineering	0.7
Electrical Equipment	0.7
Marine	0.7
Pharmaceuticals	0.7
Water Utilities	0.6
Aerospace & Defense	0.5
Electronic Equipment & Instruments	0.5
Thrifts & Mortgage Finance	0.4
Internet & Catalog Retail	0.3

116.1
Liabilities in excess of other assets	(16.1)

100.0%

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	15

Statement of Assets and Liabilities

as of March 31, 2013 (Unaudited)

Assets
Investments at value, including securities on loan of $482,175,484:
Unaffiliated investments (cost $2,053,611,908)	$2,799,022,320
Affiliated investments (cost $614,105,612)	614,105,612
Cash	884,394
Receivable for investments sold	26,645,290
Receivable for Fund shares sold	8,383,510
Dividends receivable	5,428,496
Prepaid expenses	19,233

Total assets	3,454,488,855

Liabilities
Payable to broker for collateral for securities on loan (Note 3)	495,998,267
Payable for investments purchased	11,003,215
Payable for Fund shares reacquired	3,767,570
Management fee payable	1,663,559
Accrued expenses	894,421
Distribution fee payable	397,140
Affiliated transfer agent fee payable	130,765
Deferred directors’ fees	1,454

Total liabilities	513,856,391

Net Assets	$2,940,632,464

Net assets were comprised of:
Common stock, at par	$1,167,720
Paid-in capital in excess of par	2,102,522,899

2,103,690,619
Undistributed net investment income	12,105,795
Accumulated net realized gain on investment and foreign currency transactions	79,425,638
Net unrealized appreciation on investments	745,410,412

Net assets, March 31, 2013	$2,940,632,464

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($1,048,390,670 ÷ 42,025,660 shares of common stock issued and outstanding)	$24.95
Maximum sales charge (5.50% of offering price)	1.45

Maximum offering price to public	$26.40

Class B
Net asset value, offering price and redemption price per share ($19,112,515 ÷ 1,035,908 shares of common stock issued and outstanding)	$18.45

Class C
Net asset value, offering price and redemption price per share ($109,278,315 ÷ 5,867,681 shares of common stock issued and outstanding)	$18.62

Class Q
Net asset value, offering price and redemption price per share ($242,852,335 ÷ 9,416,805 shares of common stock issued and outstanding)	$25.79

Class R
Net asset value, offering price and redemption price per share ($55,055,170 ÷ 2,237,437 shares of common stock issued and outstanding)	$24.61

Class X
Net asset value, offering price and redemption price per share ($258,948 ÷ 13,966 shares of common stock issued and outstanding)	$18.54

Class Z
Net asset value, offering price and redemption price per share ($1,465,684,511 ÷ 56,174,558 shares of common stock issued and outstanding)	$26.09

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	17

Statement of Operations

Six Months Ended March 31, 2013 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $11,719)	$27,522,584
Affiliated income from securities loaned, net	2,486,775
Affiliated dividend income	90,065

Total income	30,099,424

Expenses
Management fee	9,196,376
Distribution fee—Class A	1,489,156
Distribution fee—Class B	94,709
Distribution fee—Class C	491,441
Distribution fee—Class R	129,829
Distribution fee—Class X	1,543
Transfer agent’s fees and expenses (including affiliated expense of $292,700) (Note 3)	2,006,000
Custodian’s fees and expenses	160,000
Reports to shareholders	81,000
Registration fees	61,000
Directors’ fees	35,000
Insurance	29,000
Legal fees and expenses	22,000
Audit fee	11,000
Miscellaneous	14,540

Total expenses	13,822,594

Net investment income	16,276,830

Realized And Unrealized Gain On Investments
Net realized gain on investment transactions	159,854,711
Net change in unrealized appreciation (depreciation) on investments	212,966,170

Net gain on investment transactions	372,820,881

Net Increase In Net Assets Resulting From Operations	$389,097,711

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended March 31, 2013	Year Ended September 30, 2012
Increase (Decrease) In Net Assets
Operations
Net investment income	$16,276,830	$11,928,519
Net realized gain on investment transactions	159,854,711	146,892,635
Net change in unrealized appreciation (depreciation) on investments	212,966,170	419,317,189

Net increase in net assets resulting from operations	389,097,711	578,138,343

Dividends from net investment income (Note 1)
Class A	(4,475,638)	—
Class B	(23,735)	—
Class C	(117,652)	—
Class Q	(2,112,881)	(515,337)
Class R	(141,732)	—
Class X	(408)	—
Class Z	(9,179,274)	(3,203,596)

	(16,051,320)	(3,718,933)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	364,532,994	731,900,231
Net asset value of shares issued in reinvestment of dividends	14,529,365	3,142,404
Cost of shares reacquired	(563,490,178)	(835,308,080)

Net decrease in net assets from Fund share transactions	(184,427,819)	(100,265,445)

Total increase	188,618,572	474,153,965

Net Assets:
Beginning of period	2,752,013,892	2,277,859,927

End of period(a)	$2,940,632,464	$2,752,013,892

(a) Includes undistributed net investment income of:	$12,105,795	$11,880,285

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	19

Notes to Financial Statements

(Unaudited)

Prudential Jennison Small Company Fund, Inc. (the “Fund”) is a diversified open-end management investment company, registered under the Investment Company Act of 1940, as amended, (“1940 Act”). The investment objective of the Fund is to achieve capital growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements.

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has delegated fair valuation responsibilities to Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Fund’s securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available or not representative of the fair value of the securities. A record of the Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Portfolio of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stocks, exchange-traded funds and financial derivative instruments (including futures contracts and certain options and swap contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are

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valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 of the fair value hierarchy as the adjustment factors are considered as significant other observable inputs to the valuation.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as they have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies issues and guaranteed obligations, U.S. Treasury obligations and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, credit rating, yield spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing models with inputs from deal terms, tranche level attributes, yield curves, prepayment speeds, default rates and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Prudential Jennison Small Company Fund	21

Notes to Financial Statements

(Unaudited) continued

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued using amortized cost method, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swaps agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, interest rates, exchange rates and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. In the event there are unobservable inputs used when determining such valuations, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

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Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid short-term money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Prudential Jennison Small Company Fund	23

Notes to Financial Statements

(Unaudited) continued

REITs: The Fund invests in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. These estimates are adjusted periodically when the actual sources of distributions is disclosed by the REITs.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management, that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

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Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those amounts.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .70% of the average daily net assets of the Fund up to $1 billion and .65% of the average daily net assets of the Fund in excess of $1 billion. The effective management fee rate was .67% of the average daily net assets of the Fund for the six months ended March 31, 2013.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. In addition, the Fund has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), which, together with PIMS, serves as co-distributor of the Class X shares of the Fund. The Fund compensates PIMS and PAD, as applicable, for distributing and servicing the Fund’s Class A, Class B, Class C, Class R and Class X shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS or PAD. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS and PAD, as applicable for distribution-related activities at an annual rate of up to .30%, 1%, 1%, ..75% and 1% of the average daily net assets of the Class A, B, C, R and X shares, respectively. For the six months ended March 31, 2013, PIMS contractually agreed to limit such fees to .50% of the average daily net assets of Class R shares.

Prudential Jennison Small Company Fund	25

Notes to Financial Statements

(Unaudited) continued

PIMS has advised the Fund that it received $142,614 in front-end sales charges resulting from sales of Class A shares, during the six months ended March 31, 2013. From these fees, PIMS paid such sales charges to affiliated broker/dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended March 31, 2013, it received $604, $10,168 and $4,028 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B and Class C shareholders, respectively.

PI, PIMS, PAD and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as affiliated dividend income.

Prudential Investment Management, Inc. (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the year six months ended March 31, 2013, PIM has been compensated approximately $742,800 for these services.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended March 31, 2013 were $656,133,000 and $889,560,233 respectively.

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of March 31, 2013 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$2,692,765,224	$792,818,313	$(72,455,605)	$720,362,708

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales, Lehman Brothers securities adjustment and investments in passive foreign investment companies as of the most recent fiscal year end.

Under the Regulated Investment Company Modernization Act of 2010 (“the Act”), the Fund is permitted to carryforward capital losses incurred in the fiscal year ended September 30, 2012 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before September 30, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. The Fund utilized approximately $162,541,000 of its pre-enactment losses to offset net taxable gains realized in the fiscal year ended September 30, 2012. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of September 30, 2012, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$0

Pre-Enactment Losses:
Expiring 2018	$42,915,000

The Fund elected to treat post-October capital losses of approximately $14,905,000 as having been incurred in the following fiscal year (September 30, 2013).

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Jennison Small Company Fund	27

Notes to Financial Statements

(Unaudited) continued

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R, Class X and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months of purchase. Class X shares are sold with a CDSC that declines from 6% to zero depending on the period of time the shares are held. Class X shares will automatically convert to Class A shares on a monthly basis approximately 10 years after purchase. Class X shares are not offered to new purchasers and are only available through exchange from the same class of shares offered by certain Prudential funds. The last conversion of Class M and Class L shares to Class A shares was completed as of April 13, 2012 and August 24, 2012, respectively. There are no Class M and Class L shares outstanding and Class M and Class L shares are no longer being offered for sale. Class Q, Class R and Class Z shares are not subject to any sales or redemption charges and are offered exclusively for sale to a limited group of investors.

Under certain limited circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of common stock.

There are 1.25 billion shares of common stock authorized, $.01 par value per share, divided into eight classes, designated Class A, Class B, Class C, Class M, Class Q, Class R, Class X and Class Z shares, each of which consists of 300 million, 75 million, 100 million, 25 million, 225 million, 225 million, 25 million and 275 million authorized shares, respectively. As of March 31, 2013, PI owned 51 shares of Class Q.

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Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended March 31, 2013:
Shares sold	4,099,280	$94,212,000
Shares issued in reinvestment of dividends	187,500	4,010,627
Shares reacquired	(7,677,793)	(175,475,690)

Net increase (decrease) in shares outstanding before conversion	(3,391,013)	(77,253,063)
Shares issued upon conversion from Class B, Class C, Class X and Class Z	94,096	2,216,471
Shares reacquired upon conversion into Class Z	(34,233)	(784,816)

Net increase (decrease) in shares outstanding	(3,331,150)	$(75,821,408)

Year ended September 30, 2012:
Shares sold	9,523,950	$197,753,917
Shares reacquired	(15,434,035)	(321,309,089)

Net increase (decrease) in shares outstanding before conversion	(5,910,085)	(123,555,172)
Shares issued upon conversion from Class B, Class M, Class X and Class Z	1,542,078	29,823,204
Shares reacquired upon conversion into Class Z	(81,098)	(1,672,434)

Net increase (decrease) in shares outstanding	(4,449,105)	$(95,404,402)

Class B
Six months ended March 31, 2013:
Shares sold	58,787	$1,000,398
Shares issued in reinvestment of dividends	1,293	20,510
Shares reacquired	(91,415)	(1,537,334)

Net increase (decrease) in shares outstanding before conversion	(31,335)	(516,426)
Shares reacquired upon conversion into Class A	(108,657)	(1,904,935)

Net increase (decrease) in shares outstanding	(139,992)	$(2,421,361)

Year ended September 30, 2012:
Shares sold	129,568	$2,002,772
Shares reacquired	(252,588)	(3,888,584)

Net increase (decrease) in shares outstanding before conversion	(123,020)	(1,885,812)
Shares reacquired upon conversion into Class A	(225,510)	(3,561,578)

Net increase (decrease) in shares outstanding	(348,530)	$(5,447,390)

Prudential Jennison Small Company Fund	29

Notes to Financial Statements

(Unaudited) continued

Class C	Shares	Amount
Six months ended March 31, 2013:
Shares sold	798,373	$13,620,459
Shares issued in reinvestment of dividends	5,725	91,658
Shares reacquired	(592,961)	(10,016,129)

Net increase (decrease) in shares outstanding before conversion	211,137	3,695,988
Shares reacquired upon conversion into Class A and Class Z	(46,875)	(794,072)

Net increase (decrease) in shares outstanding	164,262	$2,901,916

Year ended September 30, 2012:
Shares sold	617,839	$9,662,760
Shares reacquired	(1,382,704)	(21,558,586)

Net increase (decrease) in shares outstanding before conversion	(764,865)	(11,895,826)
Shares reacquired upon conversion into Class Z	(13,484)	(216,083)

Net increase (decrease) in shares outstanding	(778,349)	$(12,111,909)

Class L
Period ended August 24, 2012*:
Shares sold	549	$10,861
Shares reacquired	(258,474)	(5,371,243)

Net increase (decrease) in shares outstanding	(257,925)	$(5,360,382)

Class M
Period ended April 13, 2012**:
Shares reacquired	(3,132)	$(44,761)

Net increase (decrease) in shares outstanding before conversion	(3,132)	(44,761)
Shares reacquired upon conversion into Class A	(33,299)	(505,136)

Net increase (decrease) in shares outstanding	(36,431)	$(549,897)

Class Q
Six months ended March 31, 2013:
Shares sold	1,635,267	$39,544,688
Shares issued in reinvestment of dividends	89,337	1,973,455
Shares reacquired	(2,942,119)	(73,988,055)

Net increase (decrease) in shares outstanding	(1,217,515)	$(32,469,912)

Year ended September 30, 2012:
Shares sold	5,490,783	$120,296,856
Shares issued in reinvestment of dividends	25,626	515,337
Shares reacquired	(1,366,695)	(29,627,918)

Net increase (decrease) in shares outstanding before conversion	4,149,714	91,184,275
Shares issued upon conversion from Class Z	450,767	9,357,925

Net increase (decrease) in shares outstanding	4,600,481	$100,542,200

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Class R	Shares	Amount
Six months ended March 31, 2013:
Shares sold	305,344	$6,928,008
Shares issued in reinvestment of dividends	5,982	126,336
Shares reacquired	(420,484)	(9,598,859)

Net increase (decrease) in shares outstanding	(109,158)	$(2,544,515)

Year ended September 30, 2012:
Shares sold	743,646	$15,264,045
Shares reacquired	(853,679)	(17,341,743)

Net increase (decrease) in shares outstanding	(110,033)	$(2,077,698)

Class X
Six months ended March 31, 2013:
Shares issued in reinvestment of dividends	25	$405
Shares reacquired	(967)	(16,018)

Net increase (decrease) in shares outstanding before conversion	(942)	(15,613)
Shares reacquired upon conversion into Class A	(7,559)	(129,112)

Net increase (decrease) in shares outstanding	(8,501)	$(144,725)

Year ended September 30, 2012:
Shares reacquired	(9,148)	$(143,442)

Net increase (decrease) in shares outstanding before conversion	(9,148)	(143,442)
Shares reacquired upon conversion into Class A	(22,631)	(353,228)

Net increase (decrease) in shares outstanding	(31,779)	$(496,670)

Class Z
Six months ended March 31, 2013:
Shares sold	8,680,863	$209,227,441
Shares issued in reinvestment of dividends	371,650	8,306,374
Shares reacquired	(12,449,329)	(292,858,093)

Net increase (decrease) in shares outstanding before conversion	(3,396,816)	(75,324,278)
Shares issued upon conversion from Class A and Class C	65,266	1,554,447
Shares reacquired upon conversion into Class A	(6,743)	(157,983)

Net increase (decrease) in shares outstanding	(3,338,293)	$(73,927,814)

Year ended September 30, 2012:
Shares sold	17,789,995	$386,909,020
Shares issued in reinvestment of dividends	128,714	2,627,067
Shares reacquired	(19,944,179)	(436,022,714)

Net increase (decrease) in shares outstanding before conversion	(2,025,470)	(46,486,627)
Shares issued upon conversion from Class A and Class C	87,124	1,888,517
Shares reacquired upon conversion into Class A and Class Q	(1,716,225)	(34,761,187)

Net increase (decrease) in shares outstanding	(3,654,571)	$(79,359,297)

*	As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.
**	As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

Prudential Jennison Small Company Fund	31

Notes to Financial Statements

(Unaudited) continued

Note 7. In-Kind Redemption

During the six months ended March 31, 2013, the Fund settled the redemption of certain fund shares by delivery of certain portfolio securities in lieu of cash. The value of such securities was $50,444,599. The Fund realized a gain of $5,448,184 related to the in-kind redemption transactions, which amount is included in the Statement of Operations under “Realized gain on investment transactions”. Such gain is excluded from calculation of the Fund’s taxable gain for Federal Income Tax purposes.

Note 8. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period November 15, 2012 through November 14, 2013. The Funds pay an annualized commitment fee of 0.08% on the unused portion of the SCA. Prior to November 15, 2012, the Funds had another SCA with substantially similar terms. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund did not utilize the SCA during the six months ended March 31, 2013.

Note 9. New Accounting Pronouncement

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-11 regarding “Disclosures about Offsetting Assets and Liabilities.” The amendments, which will be effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, require an entity to disclose information about offsetting and related arrangements for assets and liabilities, financial instruments and derivatives that are either currently offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements. At this time, management is evaluating the implications of ASU No. 2011-11 and its impact on the financial statements has not been determined.

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Financial Highlights

(Unaudited)

Class A Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.81		$17.39	$17.59	$15.21	$17.87	$22.50
Income (loss) from investment operations:
Net investment income	.12		.06	.01	.01	.05	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.12		4.36	(.21)	2.38	(1.66)	(3.80)
Total from investment operations	3.24		4.42	(.20)	2.39	(1.61)	(3.78)
Less Dividends and Distributions:
Dividends from net investment income	(.10)		-	-	(.01)	(.07)	(.04)
Distributions from net realized gains	-		-	-	-	(.98)	(.81)
Total dividends and distributions	(.10)		-	-	(.01)	(1.05)	(.85)
Capital Contributions(f):	-		-	- (b)	- (b)	-	-
Net asset value, end of period	$24.95		$21.81	$17.39	$17.59	$15.21	$17.87
Total Return(c):	14.94%		25.42%	(1.14)%	15.75%	(6.16)%	(17.31)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,048,391		$989,346	$865,917	$852,006	$687,776	$756,432
Average net assets (000)	$995,624		$1,014,383	$1,026,555	$771,944	$543,722	$879,220
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.16%	(g)	1.17%	1.16%	1.19%	1.23%	1.18% (e)
Expenses, excluding distribution and service (12b-1) fees	.86%	(g)	.87%	.86%	.89%	.93%	.90%
Net investment income	1.03%	(g)	.29%	.04%	.04%	.39%	.08%
Portfolio turnover rate	24%	(h)	47%	44%	49%	55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25% of the average daily net assets of the Class A shares through January 31, 2008.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	33

Financial Highlights

(Unaudited) continued

Class B Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.13		$12.98	$13.22	$11.49		$13.96	$17.92
Income (loss) from investment operations:
Net investment income (loss)	.03		(.07)	(.10)	(.08)		(.03)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.31		3.22	(.14)	1.81		(1.46)	(3.05)
Total from investment operations	2.34		3.15	(.24)	1.73		(1.49)	(3.15)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	-		-	-
Distributions from net realized gains	-		-	-	-		(.98)	(.81)
Total dividends and distributions	(.02)		-	-	-		(.98)	(.81)
Capital Contributions(e):	-		-	- (b)	-	(b)	-	-
Net asset value, end of period	$18.45		$16.13	$12.98	$13.22		$11.49	$13.96
Total Return(c):	14.53%		24.27%	(1.82)%	15.06%		(7.36)%	(18.22)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,113		$18,965	$19,786	$24,523		$24,858	$39,525
Average net assets (000)	$18,996		$20,997	$26,270	$25,088		$23,894	$52,933
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.86%	(f)	1.87%	1.86%	1.89%		1.93%	1.90%
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.87%	.86%	.89%		.93%	.90%
Net investment income (loss)	.33%	(f)	(.42)%	(.66)%	(.66)%		(.28)%	(.65)%
Portfolio turnover rate	24%	(g)	47%	44%	49%		55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class C Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.29		$13.08	$13.32	$11.59		$14.01	$17.92
Income (loss) from investment operations:
Net investment income (loss)	.03		(.06)	(.10)	(.08)		(.03)	(.10)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.32		3.27	(.14)	1.81		(1.41)	(3.00)
Total from investment operations	2.35		3.21	(.24)	1.73		(1.44)	(3.10)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	-		-	-
Distributions from net realized gains	-		-	-	-		(.98)	(.81)
Total dividends and distributions	(.02)		-	-	-		(.98)	(.81)
Capital Contributions(e):	-		-	- (b)	-	(b)	-	-
Net asset value, end of period	$18.62		$16.29	$13.08	$13.32		$11.59	$14.01
Total Return(c):	14.45%		24.54%	(1.80)%	14.93%		(6.91)%	(17.92)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$109,278		$92,886	$84,750	$88,116		$72,707	$88,990
Average net assets (000)	$98,571		$94,960	$103,484	$80,999		$59,309	$110,816
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.86%	(f)	1.87%	1.86%	1.89%		1.93%	1.90%
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.87%	.86%	.89%		.93%	.90%
Net investment income (loss)	.33%	(f)	(.41)%	(.66)%	(.66)%		(.30)%	(.65)%
Portfolio turnover rate	24%	(g)	47%	44%	49%		55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	35

Financial Highlights

(Unaudited) continued

Class L Shares
	Period Ended August 24,		Year Ended September 30,
	2012(h)		2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$17.15		$17.38	$15.06		$17.76	$22.37
Income (loss) from investment operations:
Net investment income (loss)	-	(i)	(.03)	(.03)		.02	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.65		(.20)	2.35		(1.70)	(3.77)
Total from investment operations	3.65		(.23)	2.32		(1.68)	(3.80)
Less Dividends and Distributions:
Dividends from net investment income	-		-	-		(.04)	-
Distributions from net realized gains	-		-	-		(.98)	(.81)
Total dividends and distributions	-		-	-		(1.02)	(.81)
Capital Contributions(e):	-		- (b)	-	(b)	-	-
Net asset value, end of period	$20.80		$17.15	$17.38		$15.06	$17.76
Total Return(c):	21.28%		(1.32)%	15.41%		(6.63)%	(17.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$4,809		$4,425	$5,166		$5,336	$7,234
Average net assets (000)	$4,999		$5,570	$5,264		$4,688	$9,085
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.37%	(f)	1.36%	1.39%		1.43%	1.40%
Expenses, excluding distribution and service (12b-1) fees	.87%	(f)	.86%	.89%		.93%	.90%
Net investment income (loss)	(.01)%	(f)	(.15)%	(.16)%		.20%	(.15)%
Portfolio turnover rate	47%	(g)(j)	44%	49%		55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Calculated as of September 30, 2012.

(h) As of August 24, 2012, the last conversion of Class L shares to Class A shares was completed. There are no Class L shares outstanding and Class L shares are no longer being offered for sale.

(i) Less than ($.005) per share.

(j) Not annualized.

See Notes to Financial Statements.

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Class M Shares
	Period Ended April 13,		Year Ended September 30,
	2012(h)		2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$12.96		$13.23	$11.47		$13.94	$17.91
Income (loss) from investment operations:
Net investment loss	(.04)		(.10)	(.08)		(.02)	(.11)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.02		(.17)	1.84		(1.47)	(3.05)
Total from investment operations	1.98		(.27)	1.76		(1.49)	(3.16)
Less Distributions:
Distributions from net realized gains	-		-	-		(.98)	(.81)
Capital Contributions(e):	-		- (b)	-	(b)	-	-
Net asset value, end of period	$14.94		$12.96	$13.23		$11.47	$13.94
Total Return(c):	15.28%		(2.04)%	15.34%		(7.40)%	(18.28)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$14		$472	$1,701		$3,327	$6,882
Average net assets (000)	$232		$1,195	$2,462		$3,658	$11,781
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.87%	(f)	1.86%	1.89%		1.93%	1.90%
Expenses, excluding distribution and service (12b-1) fees	.87%	(f)	.86%	.89%		.93%	.90%
Net investment loss	(.49)%	(f)	(.63)%	(.65)%		(.24)%	(.68)%
Portfolio turnover rate	47%	(g)(i)	44%	49%		55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Calculated as of September 30, 2012.

(h) As of April 13, 2012, the last conversion of Class M shares to Class A shares was completed. There are no Class M shares outstanding and Class M shares are no longer being offered for sale.

(i) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	37

Financial Highlights

(Unaudited) continued

Class Q Shares
	Six Months Ended March 31, 2013		Year Ended September 30, 2012	November 29, 2010(a) through September 30, 2011
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$22.60		$17.97	$20.00
Income (loss) from investment operations:
Net investment income	.18		.17	.09
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.21		4.54	(2.13)
Total from investment operations	3.39		4.71	(2.04)
Less Dividends:
Dividends from net investment income	(.20)		(.08)	-
Capital Contributions(e):	-		-	.01
Net asset value, end of period	$25.79		$22.60	$17.97
Total Return(c):	15.16%		26.29%	(10.15)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$242,852		$240,377	$108,416
Average net assets (000)	$253,339		$189,399	$50,032
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.70%	(f)	.70%	.72%	(f)
Expenses, excluding distribution and service (12b-1) fees	.70%	(f)	.70%	.72%	(f)
Net investment income	1.48%	(f)	.78%	.47%	(f)
Portfolio turnover rate	24%	(g)	47%	44%	(g)

(a) Commencement of offering.

(b) Calculated based on average shares outstanding during the period.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal period ended September 30, 2011. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

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Class R Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$21.50		$17.17	$17.40	$15.08		$17.75	$22.36
Income (loss) from investment operations:
Net investment income (loss)	.09		.02	(.03)	(.03)		.02	(.03)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.08		4.31	(.21)	2.35		(1.67)	(3.77)
Total from investment operations	3.17		4.33	(.24)	2.32		(1.65)	(3.80)
Less Dividends and Distributions:
Dividends from net investment income	(.06)		-	-	-		(.04)	-
Distributions from net realized gains	-		-	-	-		(.98)	(.81)
Total dividends and distributions	(.06)		-	-	-		(1.02)	(.81)
Capital Contributions(f):	-		-	.01	-	(b)	-	-
Net asset value, end of period	$24.61		$21.50	$17.17	$17.40		$15.08	$17.75
Total Return(c):	14.80%		25.22%	(1.32)%	15.38%		(6.48)%	(17.48)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$55,055		$50,449	$42,192	$33,461		$20,069	$14,967
Average net assets (000)	$52,081		$48,728	$47,374	$26,819		$13,468	$15,274
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(e)	1.36%	(g)	1.37%	1.36%	1.39%		1.43%	1.40%
Expenses, excluding distribution and service (12b-1) fees	.86%	(g)	.87%	.86%	.89%		.93%	.90%
Net investment income (loss)	.83%	(g)	.10%	(.17)%	(.16)%		.16%	(.13)%
Portfolio turnover rate	24%	(h)	47%	44%	49%		55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .50% of the average daily net assets of the Class R shares.

(f) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(g) Annualized.

(h) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	39

Financial Highlights

(Unaudited) continued

Class X Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010		2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$16.20		$13.09	$13.34	$11.57		$14.02	$17.92
Income (loss) from investment operations:
Net investment income (loss)	.03		(.07)	(.10)	(.08)		(.03)	(.07)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.33		3.18	(.15)	1.85		(1.44)	(3.02)
Total from investment operations	2.36		3.11	(.25)	1.77		(1.47)	(3.09)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		-	-	-		-	-
Distributions from net realized gains	-		-	-	-		(.98)	(.81)
Total dividends and distributions	(.02)		-	-	-		(.98)	(.81)
Capital Contributions(e):	-		-	- (b)	-	(b)	-	-
Net asset value, end of period	$18.54		$16.20	$13.09	$13.34		$11.57	$14.02
Total Return(c):	14.59%		23.76%	(1.87)%	15.30%		(7.18)%	(17.87)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$259		$364	$710	$1,314		$2,176	$3,540
Average net assets (000)	$309		$565	$1,127	$1,629		$2,191	$4,796
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.86%	(f)	1.87%	1.86%	1.89%		1.93%	1.68%
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.87%	.86%	.89%		.93%	.90%
Net investment income (loss)	.35%	(f)	(.43)%	(.65)%	(.65)%		(.28)%	(.44)%
Portfolio turnover rate	24%	(g)	47%	44%	49%		55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class Z Shares
	Six Months Ended March 31,		Year Ended September 30,
	2013		2012	2011	2010	2009	2008
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$22.85		$18.22	$18.38	$15.91	$18.62	$23.42
Income (loss) from investment operations:
Net investment income	.16		.13	.07	.06	.09	.08
Net realized and unrealized gain (loss) on investment and foreign currency transactions	3.24		4.55	(.22)	2.46	(1.72)	(3.97)
Total from investment operations	3.40		4.68	(.15)	2.52	(1.63)	(3.89)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.05)	(.02)	(.05)	(.10)	(.10)
Distributions from net realized gains	-		-	-	-	(.98)	(.81)
Total dividends and distributions	(.16)		(.05)	(.02)	(.05)	(1.08)	(.91)
Capital Contributions(e):	-		-	.01	- (b)	-	-
Net asset value, end of period	$26.09		$22.85	$18.22	$18.38	$15.91	$18.62
Total Return(c):	15.02%		25.73%	(.77)%	15.92%	(5.89)%	(17.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,465,685		$1,359,627	$1,151,191	$926,711	$610,758	$575,095
Average net assets (000)	$1,341,954		$1,332,921	$1,252,954	$754,132	$452,879	$659,205
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	.86%	(f)	.87%	.86%	.89%	.93%	.90%
Expenses, excluding distribution and service (12b-1) fees	.86%	(f)	.87%	.86%	.89%	.93%	.90%
Net investment income	1.33%	(f)	.60%	.33%	.34%	.67%	.36%
Portfolio turnover rate	24%	(g)	47%	44%	49%	55%	70%

(a) Calculated based on average shares outstanding during the period.

(b) Less than $.005 per share.

(c) Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d) Does not include expenses of the underlying portfolio in which the Fund invests.

(e) The Fund received payments related to an unaffiliated-third party’s settlement of regulatory proceedings involving allegations of improper trading in Fund shares during the fiscal years ended September 30, 2011 and 2010. The Fund was not involved in the proceedings or in the calculation of the amount of settlement.

(f) Annualized.

(g) Not annualized.

See Notes to Financial Statements.

Prudential Jennison Small Company Fund	41

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Stuart S. Parker • Richard A. Redeker • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Bruce Karpati, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Small Company Fund, Inc., Prudential Investments, Attn: Board of Directors, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON SMALL COMPANY FUND, INC.

SHARE CLASS	A	B	C	Q	R	X	Z
NASDAQ	PGOAX	CHNDX	PSCCX	PJSQX	JSCRX	N/A	PSCZX
CUSIP	74441N101	74441N200	74441N309	74441N887	74441N507	74441N804	74441N408

MF109E2    0244217-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a) (1)	Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Jennison Small Company Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	May 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	May 22, 2013

By:	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	May 22, 2013